DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value - $ / shares						3 Months Ended
	Dec. 31, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value [Line Items]
Stock price on valuation date (in Dollars per share)						$ 1.43
Risk-free interest rate	1.50%	0.92%	0.60%	0.60%	0.60%	1.50%
Expected term (in years)	2 years 255 days	3 years	1 year 292 days	1 year 292 days	3 years	2 years
Expected volatility	153.00%	146.00%	133.00%	133.00%	129.00%	128.00%
Number of iterations	5	5				5	5	5
Minimum [Member]
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value [Line Items]
Stock price on valuation date (in Dollars per share)							$ 1.37	$ 2.21
Risk-free interest rate							1.30%	1.30%
Expected term (in years)							2 years 73 days	2 years 6 months
Expected volatility							131.00%	146.00%
Maximum [Member]
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value [Line Items]
Stock price on valuation date (in Dollars per share)							$ 2.20	$ 3.25
Risk-free interest rate							1.40%	1.50%
Expected term (in years)							2 years 6 months	2 years 255 days
Expected volatility							134.00%	153.00%